Intangible Assets, net (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible Asset, Finite-Lived, before Accumulated Amortization	$ 50,834
Intangible Asset, Excluding Goodwill, Indefinite-Lived	$ 68
Intangible Asset, Finite-Lived, Useful Life	5 years 6 months
Amortization expense	$ 1,873		$ 0